SHARE CAPITAL (Details)		1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 30, 2015 shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2015 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 16, 2016 $ / shares shares	Feb. 03, 2016 USD ($) $ / shares shares	Nov. 30, 2015 shares	Nov. 30, 2015 USD ($)	Nov. 30, 2015 Rate	Nov. 29, 2015	Dec. 31, 2013 shares	Dec. 16, 2011 $ / shares
Class of Stock [Line Items]
number of frontline 2012 shares cancelled previously held by the company	(34,323,000)
Shares issued				13,422,818	0	0
Ordinary shares authorized (in shares)		1,000,000,000		1,000,000,000	1,000,000,000
Weighted average shares outstanding, basic and diluted (in 000's)				156,973,000	120,082,000	125,189,000
Net proceeds from issuance of shares | $				$ 98,200,000	$ 0	$ 0
Total number of treasury shares canceled (in shares)	(17,319,898)			0	(17,319,898)	0
Share exchange ratio in reverse acquisition						2.55			2.55
Ordinary shares authorized, value | $					$ 1,000,000,000
Ordinary shares issued (dollars per share) | $ / shares		$ 1		$ 1	$ 1									$ 2.00
Weighted average number of shares outstanding, basic and diluted prior to reverse acquisition and reverse share split						245,468,000
Percentage ownership of common stock outstanding												13.00%
Ordinary shares issued (in shares)		169,809,324		169,809,324	781,937,649	635,205,000							635,205,000
At-The-Market Offering [Member]
Class of Stock [Line Items]
Shares issued		13,422,818	86,032,865	13,422,818
Sale of stock, share price (in dollars per share) | $ / shares							$ 7.45
Net proceeds from issuance of shares | $		$ 98,200,000
Subsequent Event [Member]
Class of Stock [Line Items]
Weighted average shares outstanding, basic and diluted (in 000's)						125,189,000
Reverse acquisition [Member]
Class of Stock [Line Items]
Common stock, shares, issued as merger consideration									583,600,000
Share exchange ratio in reverse acquisition									2.55		2.55
Number of fractional shares canceled									(307)
Common stock, shares, outstanding which were converted on reverse acquisition									112,342,989
Treasury stock (in shares) | $										$ 6,800,000
Weighted average number of shares outstanding, basic and diluted, restated for the reverse acquisition						625,943,000
Common stock, shares, outstanding after giving effect to reverse acquisition prior to cancellation of fractional shares						635,205,000
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger									13,460,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split						249,100,000			249,100,000
Number of shares held by existing shareholders to qualify for reverse acquisition									1
Reverse stock split [Member]
Class of Stock [Line Items]
Ordinary shares authorized (in shares)		500,000,000		500,000,000				500,000,000
Ordinary shares authorized, value | $		$ 500,000,000		$ 500,000,000				$ 500,000,000
Ordinary shares issued (dollars per share) | $ / shares		$ 1.00		$ 1.00				$ 1.00
Ordinary shares issued (in shares)					156,386,506
Reverse acquisition [Member]
Class of Stock [Line Items]
Total number of treasury shares canceled (in shares)					(6,792,000)
Common stock, shares, issued as merger consideration									583,600,000
Share exchange ratio in reverse acquisition	2.55		2.55
Treasury stock (in shares) | $										$ 6,800,000
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger					13,460,000				13,460,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split					249,100,000				249,100,000
Number of shares held by existing shareholders to qualify for reverse acquisition									1
Hemen [Member]
Class of Stock [Line Items]
Shares issued		1,342,281
percentage ownership of stock issue, new shares							10.00%
Percentage ownership of common stock outstanding							48.40%
Ordinary shares issued (in shares)							82,145,703
Hemen [Member] | At-The-Market Offering [Member]
Class of Stock [Line Items]
Shares issued		1,342,281
Hemen [Member] | Reverse acquisition [Member]
Class of Stock [Line Items]
Percentage ownership of common stock outstanding	51.70%		51.70%